Offerings - Offering: 1	Sep. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A shares representing limited liability company interests
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit	23.1
Maximum Aggregate Offering Price	$ 462,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 70,732.2
Offering Note

(1)

The Form S-8 registration statement to which this Exhibit 107.1 is attached (the “Registration Statement”) registers 20,000,000 Class A shares of WaterBridge Infrastructure LLC, a Delaware limited liability company, that may be delivered with respect to awards under the WaterBridge Infrastructure LLC Long Term Incentive Plan (as amended from time to time, the “Plan”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement shall be deemed to cover an indeterminate number of additional Class A shares that may become issuable as a result of share splits, share dividends or similar transactions pursuant to the adjustment or anti-dilution provisions of the Plan.

(2)

The proposed maximum offering price per share and proposed maximum aggregate offering price for the Class A shares covered by this Registration Statement have been estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act based upon the average of the high and low prices of a Class A share as reported on the New York Stock Exchange on September 17, 2025 (a date within five business days prior to the date of filing the Registration Statement), which was equal to $23.10.